CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDERS' EQUITY
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	600,000,000	600,000,000	600,000,000
Common stock, shares issued	124,503,233	90,081,336	67,476,089
Common stock, shares Outstanding	124,503,233	90,081,336	67,476,089